Average Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI International Low Volatility Index Fund	Dec. 30, 2024
Fidelity SAI International Low Volatility Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.84%
Past 5 years	4.34%
Since Inception	3.72%	[1]
Fidelity SAI International Low Volatility Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.28%
Past 5 years	3.74%
Since Inception	3.15%	[1]
Fidelity SAI International Low Volatility Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.69%
Past 5 years	3.42%
Since Inception	2.92%	[1]
MS112
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Since Inception	4.30%
IXYXO
Average Annual Return:
Past 1 year	14.07%
Past 5 years	4.58%
Since Inception	4.00%
IXYQQ
Average Annual Return:
Past 1 year	14.07%
Past 5 years	4.73%
Since Inception

[1]	A From May 29, 2015 .